COST OF SALES - Operating costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
COST OF SALES
Mining and processing costs	$ 307,583	$ 75,666
Refining and transportation costs	11,588	1,393
Total operating costs	$ 319,171	$ 77,059